MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Details Narrative)	12 Months Ended
Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Aggregate sale price	(i) USD $1,000,000; (ii) 15% of the total assets of the Company, measured at the Company’s most recent balance sheet date; or (iii) 15% of the outstanding amount of the common shares of the Company, measured at the Company’s most recent balance sheet date
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	8,574,798
Share options [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	897,158
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	1,112,967